Accounting policies ( Policies)	12 Months Ended
Dec. 31, 2018
Accounting policies
Presentation of accounts

1. Presentation of accounts

The accounts, set out on pages 180 to 249 including these accounting policies on pages 186 to 190 and the audited sections of the Financial review: Capital and risk management on pages 101 to 176, are prepared on a going concern basis (see the Report of the directors, page 98) and in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (IASB) and interpretations as issued by the IFRS Interpretations Committee of the IASB and adopted by the European Union (EU) (together IFRS). ).

The company is incorporated in the UK and registered in Scotland. Its accounts are presented in accordance with the Companies Act 2006. With the exception of investment property and certain financial instruments as described in Accounting policies 8, 13, and 21, the accounts are presented on an historical cost basis.

Adoption of IFRS 9

Refer to Note 33 for details of the adoption of IFRS 9.

Other amendments to IFRS

IFRS 15 ‘Revenue from Contracts with Customers’ has been adopted with effect from 1 January 2018. The Accounting policy is updated to reflect the terminology in the new standard but it has had no effect on financial information reported in the current or comparative periods. Interest income and expense continues to be recognised using the effective interest rate method for financial instruments measured at historical cost. There has been no restatement of profit or loss for comparative periods.

Other amendments to IFRS effective for 2018, including IFRS 2 ‘Share-based payments’ and IAS 40 ‘Investment Property’ have not had a material effect on the Group’s financial statements.

Basis of consolidation

2. Basis of consolidation

The consolidated accounts incorporate the financial statements of the company and entities (including certain structured entities) that are controlled by the Group. The Group controls another entity (a subsidiary) when it is exposed, or has rights, to variable returns from its involvement with that entity and has the ability to affect those returns through its power over the other entity; power generally arises from holding a majority of voting rights. On acquisition of a subsidiary, its identifiable assets, liabilities and contingent liabilities are included in the consolidated accounts at their fair value. A subsidiary is included in the consolidated financial statements from the date it is controlled by the Group until the date the Group ceases to control it through a sale or a significant change in circumstances.

Changes in the Group’s interest in a subsidiary that do not result in the Group ceasing to control that subsidiary are accounted for as equity transactions.All intergroup balances, transactions, income and expenses are eliminated on consolidation. The consolidated accounts are prepared under uniform accounting policies.

Revenue recognition

3. Revenue recognition

Interest income or expense on financial instruments that are measured at amortised cost and fair value through comprehensive income is determined using the effective interest rate method. The effective interest rate allocates the interest income or interest expense over the expected life of the asset or liability at the rate that exactly discounts all estimated future cash flows to equal the instrument's initial carrying amount. Calculation of the effective interest rate takes into account fees payable or receivable that are an integral part of the instrument's yield, premiums or discounts on acquisition or issue, early redemption fees and transaction costs. All contractual terms of a financial instrument are considered when estimating future cash flows. Negative effective interest accruing to financial assets is presented in interest payable.

Net interest income in the income statement only relates to financial instruments measured at amortised cost; the interest on debt instruments classified as fair value through OCI; and the effective part of any related accounting hedging instruments. Other interest relating to financial instruments measured at fair value is recognised as part of the movement in fair value.

Fees in respect of services are recognised as the right to consideration accrues through the performance of each distinct service obligation to the customer. The arrangements are generally contractual and the cost of providing the service is incurred as each service is performed. The price is usually fixed and always determinable.

Assets held for sale and discontinued operations

4. Assets held for sale and discontinued operations

A non-current asset (or disposal group) is classified as held for sale if the Group will recover its carrying amount principally through a sale transaction rather than through continuing use. A non-current asset (or disposal group) classified as held for sale is measured at the lower of its carrying amount and fair value less costs to sell.

Employee benefits

5. Employee benefits

Short-term employee benefits, such as salaries, paid absences, and other benefits are accounted for on an accruals basis over the period in which the employees provide the related services. Employees may receive variable compensation satisfied by cash, by debt instruments issued by the Group or by RBSG shares. The treatment of share-based compensation is set out in Accounting policy 23. Variable compensation that is settled in cash or debt instruments is charged to profit or loss over the period from the start of the year to which the variable compensation relates to the expected settlement date taking account of forfeiture and clawback criteria.

Contributions to defined contribution pension schemes are recognised in profit or loss when payable.

For defined benefit schemes, the defined benefit obligation is measured on an actuarial basis using the projected unit credit method and discounted at a rate determined by reference to market yields at the end of the reporting period on high quality corporate bonds of equivalent term and currency to the scheme liabilities. Scheme assets are measured at their fair value. The difference between scheme assets and scheme liabilities, the net defined benefit asset or liability, is recognised in the balance sheet. A defined benefit asset is limited to the present value of any economic benefits available to the Group in the form of refunds from the plan or reduced contributions to it.

The charge to profit or loss for pension costs (recorded in operating expenses) comprises:

•	the current service cost
•	interest, computed at the rate used to discount scheme liabilities, on the net defined benefit liability or asset
•	past service cost resulting from a scheme amendment or curtailment
•	gains or losses on settlement.

A curtailment occurs when the Group significantly reduces the number of employees covered by a plan. A plan amendment occurs when the Group introduces, or withdraws, a defined benefit plan or changes the benefits payable under an existing defined benefit plan. Past service cost may be either positive (when benefits are introduced or changed so that the present value of the defined benefit obligation increases) or negative (when benefits are withdrawn or changed so that the present value of the defined benefit obligation decreases). A settlement is a transaction that eliminates all further obligation for part or all of the benefits.

Actuarial gains and losses (i.e. gains or and losses on re-measuring the net defined benefit asset or liability) are recognised in other comprehensive income in full in the period in which they arise.

Intangible assets and goodwill

6. Intangible assets and goodwill

Intangible assets acquired by the Group are stated at cost less accumulated amortisation and impairment losses. Amortisation is charged to profit or loss over the assets’ estimated economic lives using methods that best reflect the pattern of economic benefits and is included in Depreciation and amortisation. These estimated useful economic lives are:

Computer software	3 to 12 years
Other acquired intangibles	5 to 10 years

Expenditure on internally generated goodwill and brands is written-off as incurred. Direct costs relating to the development of internal-use computer software are capitalised once technical feasibility and economic viability have been established. These costs include payroll, the costs of materials and services, and directly attributable overheads. Capitalisation of costs ceases when the software is capable of operating as intended. During and after development, accumulated costs are reviewed for impairment against the benefits that the software is expected to generate. Costs incurred prior to the establishment of technical feasibility and economic viability are expensed as incurred as are all training costs and general overheads. The costs of licences to use computer software that are expected to generate economic benefits beyond one year are also capitalised.

Intangible assets include goodwill arising on the acquisition of subsidiaries and joint ventures. Goodwill on the acquisition of a subsidiary is the excess of the fair value of the consideration transferred, the fair value of any existing interest in the subsidiary and the amount of any non-controlling interest measured either at fair value or at its share of the subsidiary’s net assets over net fair value of the subsidiary’s identifiable assets, liabilities and contingent liabilities.

Goodwill arises on the acquisition of a joint venture when the cost of investment exceeds the Group’s share of the net fair value of the joint venture’s identifiable assets and liabilities. Goodwill is measured at initial cost less any subsequent impairment losses. Goodwill arising on the acquisition of associates is included within their carrying amounts. The gain or loss on the disposal of a subsidiary, associate or joint venture includes the carrying value of any related goodwill.

Impairment of intangible assets and property, plant and equipment

7. Impairment of intangible assets and property, plant and equipment

At each balance sheet date, the Group assesses whether there is any indication that its intangible assets, or property, plant and equipment are impaired. If any such indication exists, the Group estimates the recoverable amount of the asset and the impairment loss if any. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

If an asset does not generate cash flows that are independent from those of other assets or groups of assets, the recoverable amount is determined for the cash-generating unit to which the asset belongs. A cash-generating unit is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. For the purposes of impairment testing, goodwill acquired in a business combination is allocated to each of the Group’s cash-generating units or groups of cash-generating units expected to benefit from the combination. The recoverable amount of an asset or cash-generating unit is the higher of its fair value less cost to sell and its value in use. Value in use is the present value of future cash flows from the asset or cash-generating unit discounted at a rate that reflects market interest rates adjusted for risks specific to the asset or cash-generating unit that have not been taken into account in estimating future cash flows. If the recoverable amount of an intangible or tangible asset is less than its carrying value, an impairment loss is recognised immediately in profit or loss and the carrying value of the asset reduced by the amount of the loss.A reversal of an impairment loss on intangible assets (excluding goodwill) or property, plant and equipment can be recognised when an increase in service potential arises provided the increased carrying value is not greater than it would have been had no impairment loss been recognised. Impairment losses on goodwill are not reversed.

Investment property

8. Investment property

Investment property comprises freehold and leasehold properties that are held to earn rentals or for capital appreciation or both. Investment property is not depreciated but is stated at fair value. Fair value is based on current prices for similar properties in the same location and condition. Any gain or loss arising from a change in fair value is recognised in profit or loss. Rental income from investment property is recognised on a straight-line basis over the term of the lease in Other operating income. Lease incentives granted are recognised as an integral part of the total rental income.

Foreign currencies

9. Foreign currencies

The Group's consolidated financial statements are presented in sterling which is the functional currency of the company.

Transactions in foreign currencies are recorded in the functional currency at the foreign exchange rate ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the relevant functional currency at the foreign exchange rates ruling at the balance sheet date. Foreign exchange differences arising on the settlement of foreign currency transactions and from the translation of monetary assets and liabilities are reported in income from trading activities except for differences arising on cash flow hedges and hedges of net investments in foreign operations (see Accounting policy 21).

Non-monetary items denominated in foreign currencies that are stated at fair value are translated into the relevant functional currency at the foreign exchange rates ruling at the dates the values are determined. Translation differences arising on non-monetary items measured at fair value are recognised in profit or loss except for differences arising on non-monetary financial assets classified as available for sale, for example equity shares, which are recognised in other comprehensive income unless the asset is the hedged item in a fair value hedge.

Assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into sterling at foreign exchange rates ruling at the balance sheet date. Income and expenses of foreign operations are translated into sterling at average exchange rates unless these do not approximate to the foreign exchange rates ruling at the dates of the transactions. Foreign exchange differences arising on the translation of a foreign operation are recognised in other comprehensive income. The amount accumulated in equity is reclassified from equity to profit or loss on disposal of a foreign operation.

Leases

10. Leases

As lessor

Contracts with customers to lease assets are classified as finance leases if they transfer substantially all the risks and rewards of ownership of the asset to the customer; all other contracts with customers to lease assets are classified as operating leases.

Finance lease receivables are included in the balance sheet, within net loans to customers, at the amount of the net investment in the lease being the minimum lease payments and any unguaranteed residual value discounted at the interest rate implicit in the lease. Finance lease income is allocated to accounting periods so as to give a constant periodic rate of return before tax on the net investment and included in Interest receivable. Unguaranteed residual values are subject to regular review; if there is a reduction in their value, income allocation is revised and any reduction in respect of amounts accrued is recognised immediately.

Rental income from operating leases is recognised in income on a straight-line basis over the lease term unless another systematic basis better represents the time pattern of the asset’s use. Operating lease assets are included within Property, plant and equipment and depreciated over their useful lives. Operating lease rentals receivable are included in Other operating income.

As lessee

The Group’s contracts to lease assets are principally operating leases. Operating lease rental expense is included in Premises and equipment costs and recognised as an expense on a straight-line basis over the lease term unless another systematic basis better represents the benefit to the Group.

Provisions

11. Provisions

The Group recognises a provision for a present obligation resulting from a past event when it is more likely than not that it will be required to transfer economic benefits to settle the obligation and the amount of the obligation can be estimated reliably.

Provision is made for restructuring costs, including the costs of redundancy, when the Group has a constructive obligation to restructure. An obligation exists when the Group has a detailed formal plan for the restructuring and has raised a valid expectation in those affected by starting to implement the plan or by announcing its main features.

If the Group has a contract that is onerous, it recognises the present obligation under the contract as a provision. An onerous contract is one where the unavoidable costs of meeting the Group’s contractual obligations exceed the expected economic benefits. When the Group vacates a leasehold property, a provision is recognised for the costs under the lease less any expected economic benefits (such as rental income).

Contingent liabilities are possible obligations arising from past events, whose existence will be confirmed only by uncertain future events, or present obligations arising from past events that are not recognised because either an outflow of economic benefits is not probable or the amount of the obligation cannot be reliably measured. Contingent liabilities are not recognised but information about them is disclosed unless the possibility of any outflow of economic benefits in settlement is remote.

Tax

12. Tax

Income tax expense or income, comprising current tax and deferred tax, is recorded in the income statement except income tax on items recognised outside profit or loss which is credited or charged to other comprehensive income or to equity as appropriate.

Current tax is income tax payable or recoverable in respect of the taxable profit or loss for the year arising in profit or loss, other comprehensive income or equity. Provision is made for current tax at rates enacted or substantively enacted at the balance sheet date.

Deferred tax is the tax expected to be payable or recoverable in respect of temporary differences between the carrying amount of an asset or liability for accounting purposes and its carrying amount for tax purposes. Deferred tax liabilities are generally recognised for all taxable temporary differences and deferred tax assets are recognised to the extent that it is probable that the asset will be recovered.

Deferred tax is not recognised on temporary differences that arise from initial recognition of an asset or a liability in a transaction (other than a business combination) that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred tax is calculated using tax rates expected to apply in the periods when the assets will be realised or the liabilities settled, based on tax rates and laws enacted, or substantively enacted, at the balance sheet date.

Deferred tax assets and liabilities are offset where the Group has a legally enforceable right to offset and where they relate to income taxes levied by the same taxation authority either on an individual Group company or on Group companies in the same tax group that intend, in future periods, to settle current tax liabilities and assets on a net basis or on a gross basis simultaneously.

Financial assets

13. Financial instruments

On initial recognition, financial instruments are measured at fair value.  Subsequently they are classified as follows: designated at fair value through profit or loss; amortised cost, the default class for liabilities; fair value through profit or loss, the default class for assets; or financial assets may be designated as at fair value through other comprehensive income. Regular way purchases of financial assets classified as amortised cost are recognised on the settlement date; all other regular way transactions in financial assets are recognised on the trade date.

Designated as at fair value through profit or loss – a financial instrument may be designated as at fair value through profit or loss only if such designation (a) eliminates or significantly reduces a measurement or recognition inconsistency; or (b) applies to a group of financial assets, financial liabilities or both, that the Group manages and evaluates on a fair value basis; or (c) relates to a financial liability that contains an embedded derivative which is not evidently closely related to the host contract. Financial assets that the Group designates on initial recognition as being at fair value through profit or loss are recognised at fair value, with transaction costs being recognised in profit or loss, and are subsequently measured at fair value. Gains and losses are recognised in profit or loss as they arise.

Amortised cost assets – have to meet both the following criteria:

(a)	the asset is held within a business model whose objective is solely to hold assets to collect contractual cash flows; and
(b)	the contractual terms of the financial asset are solely payments of principal and interest on the outstanding balance.

Amortised cost liabilities – all liabilities that are not subsequently measured at fair value are measured at amortised cost.

Assets designated at fair value through other comprehensive income – An equity instrument may be designated irrevocably at fair value through other comprehensive income. Other assets have to meet both the following criteria:

(a)	the asset is held within a business model whose objective is both to hold assets to collect contractual cash flows and selling financial assets; and
(b)	the contractual terms of the financial asset are solely payments of principal and interest on the outstanding balance.

Fair value through profit or loss - a financial liability is measured at fair value if it arises from:  a financial guarantee contract; a commitment to lend at below market rates; an obligation arising from the failed sale of an asset; or a contingent consideration for a business acquisition.  Fair value through profit or loss is the default classification for a financial asset.

Reclassifications – financial liabilities cannot be reclassified.  Financial assets are only reclassified where there has been a change in the business model.

Fair value – the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Business model assessment – business models are assessed at portfolio level, being the level at which they are managed.  This is expected to result in the most consistent classification of assets because it aligns with the stated objectives of the portfolio, its risk management, manager’s remuneration and the ability to monitor sales of assets from a portfolio.  The criteria for classifying cash flows as solely principal and interest are assessed against the contractual terms of a facility, with attention to leverage features; prepayment and extension terms; and triggers that might reset the effective rate of interest.

Impairment

14. Impairments

At each balance sheet date each financial asset or portfolio of loans measured at amortised cost or at fair value through other comprehensive income, issued financial guarantee and loan commitment is assessed for impairment.  Loss allowances are forward-looking, based on 12 month expected credit losses where there has not been a significant increase in credit risk rating, otherwise allowances are based on lifetime expected losses.  Loss allowances for lease receivables are always made on a lifetime basis.

Expected credit losses are a probability-weighted estimate of credit losses.  The probability is determined by the risk of default which is applied to the cash flow estimates.  In the absence of a change in credit rating, allowances are recognised when there is reduction in the net present value of expected cash flows.  On a significant increase in credit risk, allowances are recognised without a change in the expected cash flows, although typically expected cash flows do also change; and expected credit losses are rebased from 12 month to lifetime expectations.

On restructuring a financial asset without causing derecognition of the original asset the revised cash flows are used in re-estimating the credit loss.  Where restructuring causes derecognition of the original financial asset, the fair value of the replacement asset is used as the closing cash flow of the original asset.

Where, in the course of the orderly realisation of a loan, it is exchanged for equity shares or property, the exchange is accounted for as the sale of the loan and the acquisition of equity securities or investment property. Where the Group’s interest in equity shares following the exchange is such that the Group controls an entity, that entity is consolidated.

The costs of loss allowances on assets held at amortised cost are presented as impairments in the income statement. Allowances in respect financial guarantees and loan commitments are presented in administrative expenses.

Impaired loans and receivables are written off, when the Group concludes that there is no longer any realistic prospect of recovery of part or all of the loan. For loans that are individually assessed for impairment, the timing of write off is determined on a case-by-case basis. Such loans are reviewed regularly and write off will be prompted by bankruptcy, insolvency, renegotiation and similar events.

The typical time frames from initial impairment to write off for the Group’s collectively-assessed portfolios are:

•	Retail mortgages: write off usually occurs within five years, or when an account is closed if earlier.
•

Credit cards: the irrecoverable amount is written off after 12 months; three years later any remaining amounts outstanding are written off. Overdrafts and other unsecured loans: write off occurs within six years.

•	Overdrafts and other unsecured loans: write off occurs within six years
•	Commercial loans: write offs are determined in the light of individual circumstances; the period does not exceed five years.
•	Business loans are generally written off within five years.

Financial guarantee contracts

15. Financial guarantee contracts

Under a financial guarantee contract, the Group, in return for a fee, undertakes to meet a customer’s obligations under the terms of a debt instrument if the customer fails to do so. A financial guarantee is recognised as a liability; initially at fair value and, if not designated as at fair value through profit or loss, subsequently at the higher of its initial value less cumulative amortisation and any provision under the contract measured in accordance with Accounting policy 13. Amortisation is calculated so as to recognise fees receivable in profit or loss over the period of the guarantee.

Loan commitments

16. Loan commitments

Provision is made for expected credit loss on loan commitments, other than those classified as held-for-trading. Syndicated loan commitments in excess of the level of lending under the commitment approved for retention by the Group are classified as held-for-trading and measured at fair value.

Derecognition

17. Derecognition

A financial asset is derecognised when the contractual right to receive cash flows from the asset has expired or when it has been transferred and the transfer qualifies for derecognition. A transfer requires that the Group either (a) transfers the contractual rights to receive the asset's cash flows; or (b) retains the right to the asset's cash flows but assumes a contractual obligation to pay those cash flows to a third party. After a transfer, the Group assesses the extent to which it has retained the risks and rewards of ownership of the transferred asset. The asset remains on the balance sheet if substantially all the risks and rewards have been retained. It is derecognised if substantially all the risks and rewards have been transferred.

If substantially all the risks and rewards have been neither retained nor transferred, the Group assesses whether or not it has retained control of the asset. If the Group has retained control of the asset, it continues to recognise the asset to the extent of its continuing involvement; if the Group has not retained control of the asset, it is derecognised.

A financial liability is removed from the balance sheet when the obligation is discharged, or is cancelled, or expires. On the redemption or settlement of debt securities (including subordinated liabilities) issued by the Group, the Group derecognises the debt instrument and records a gain or loss being the difference between the debt's carrying amount and the cost of redemption or settlement. The same treatment applies where the debt is exchanged for a new debt issue that has terms substantially different from those of the existing debt. The assessment of whether the terms of the new debt instrument are substantially different takes into account qualitative and quantitative characteristics including a comparison of the present value of the cash flows under the new terms with the present value of the remaining cash flows of the original debt issue discounted at the effective interest rate of the original debt issue.

Sale and repurchase transactions

18. Sale and repurchase transactions

Securities subject to a sale and repurchase agreement under which substantially all the risks and rewards of ownership are retained by the Group continue to be shown on the balance sheet and the sale proceeds recorded as a financial liability. Securities acquired in a reverse sale and repurchase transaction under which the Group is not exposed to substantially all the risks and rewards of ownership are not recognised on the balance sheet and the consideration paid is recorded as a financial asset.

Securities borrowing and lending transactions are usually secured by cash or securities advanced by the borrower. Borrowed securities are not recognised on the balance sheet or lent securities derecognised.Cash collateral given or received is treated as a loan or deposit; collateral in the form of securities is not recognised. However, where securities borrowed are transferred to third parties, a liability for the obligation to return the securities to the stock lending counterparty is recorded.

Netting

19. Netting

Financial assets and financial liabilities are offset and the net amount presented in the balance sheet when, and only when, the Group currently has a legally enforceable right to set off the recognised amounts and it intends either to settle on a net basis or to realise the asset and settle the liability simultaneously. The Group is party to a number of arrangements, including master netting agreements, that give it the right to offset financial assets and financial liabilities, but where it does not intend to settle the amounts net or simultaneously, the assets and liabilities concerned are presented gross.

Capital instruments

20. Capital instruments

The Group classifies a financial instrument that it issues as a liability if it is a contractual obligation to deliver cash or another financial asset, or to exchange financial assets or financial liabilities on potentially unfavourable terms and as equity if it evidences a residual interest in the assets of the Group after the deduction of liabilities. The components of a compound financial instrument issued by the Group are classified and accounted for separately as financial assets, financial liabilities or equity as appropriate.Incremental costs and related tax that are directly attributable to an equity transaction are deducted from equity.

The consideration for any ordinary shares of the company purchased by the Group (treasury shares) is deducted from equity. On the cancellation of treasury shares their nominal value is removed from equity and any excess of consideration over nominal value is treated in accordance with the capital maintenance provisions of the Companies Act. On the sale or reissue of treasury shares the consideration received and related tax are credited to equity, net of any directly attributable incremental costs.

Derivatives and hedging

21. Derivatives and hedging

In accordance with IAS 39 ‘hedge relationships’, derivative financial instruments are initially recognised, and subsequently measured, at fair value.

A derivative embedded in a contract is accounted for as a stand-alone derivative if its economic characteristics are not closely related to the economic characteristics of the host contract; unless the host is a financial asset or the entire contract is measured at fair value with changes in fair value recognised in profit or loss.

Gains and losses arising from changes in the fair value of derivatives that are not the hedging instrument in a qualifying hedge are recognised as they arise in profit or loss. Gains and losses are recorded in Income from ordinary activities except for gains and losses on those derivatives that are managed together with financial instruments designated at fair value; these gains and losses are included in Other operating income.The Group enters into three types of hedge relationship: hedges of changes in the fair value of a recognised asset or liability or unrecognised firm commitment (fair value hedges); hedges of the variability in cash flows from a recognised asset or liability or a highly probable forecast transaction (cash flow hedges); and hedges of the net investment in a foreign operation.

Hedge relationships are formally designated and documented at inception. The documentation identifies the hedged item and the hedging instrument and details the risk that is being hedged and the way in which effectiveness will be assessed at inception and during the period of the hedge. If the hedge is not highly effective in offsetting changes in fair values or cash flows attributable to the hedged risk, consistent with the documented risk management strategy, hedge accounting is discontinued. Hedge accounting is also discontinued if the Group revokes the designation of a hedge relationship.

Fair value hedge - in a fair value hedge, the gain or loss on the hedging instrument is recognised in profit or loss. The gain or loss on the hedged item attributable to the hedged risk is recognised in profit or loss and, where the hedged item is measured at amortised cost, adjusts the carrying amount of the hedged item. Hedge accounting is discontinued if the hedge no longer meets the criteria for hedge accounting; or if the hedging instrument expires or is sold, terminated or exercised; or if hedge designation is revoked. If the hedged item is one for which the effective interest rate method is used, any cumulative adjustment is amortised to profit or loss over the life of the hedged item using a recalculated effective interest rate.

Cash flow hedge - in a cash flow hedge, the effective portion of the gain or loss on the hedging instrument is recognised in other comprehensive income and the ineffective portion in profit or loss. When the forecast transaction results in the recognition of a financial asset or financial liability, the cumulative gain or loss is reclassified from equity to profit or loss in the same periods in which the hedged forecast cash flows affect profit or loss. Otherwise the cumulative gain or loss is removed from equity and recognised in profit or loss at the same time as the hedged transaction. Hedge accounting is discontinued if the hedge no longer meets the criteria for hedge accounting; if the hedging instrument expires or is sold, terminated or exercised; if the forecast transaction is no longer expected to occur; or if hedge designation is revoked. On the discontinuance of hedge accounting (except where a forecast transaction is no longer expected to occur), the cumulative unrealised gain or loss is reclassified from equity to profit or loss when the hedged cash flows occur or, if the forecast transaction results in the recognition of a financial asset or financial liability, when the hedged forecast cash flows affect profit or loss. Where a forecast transaction is no longer expected to occur, the cumulative unrealised gain or loss is reclassified from equity to profit or loss immediately.

Hedge of net investment in a foreign operation - in the hedge of a net investment in a foreign operation, the portion of foreign exchange differences arising on the hedging instrument determined to be an effective hedge is recognised in other comprehensive income. Any ineffective portion is recognised in profit or loss. Non-derivative financial liabilities as well as derivatives may be the hedging instrument in a net investment hedge. On disposal or partial disposal of a foreign operation, the amount accumulated in equity is reclassified from equity to profit or loss.

Associates and joint ventures

22. Associates and joint ventures

An associate is an entity over which the Group has significant influence. A joint venture is one which it controls jointly with other parties. Investments in associates and interests in joint ventures are recognised using the equity method. They are stated initially at cost, including attributable goodwill, and subsequently adjusted for post-acquisition changes in the Group’s share of net assets.

Share-based compensation

23. Share-based compensation

The Group operates a number of share-based compensation schemes under which it awards RBSG shares and share options to its employees. Such awards are generally subject to vesting conditions: conditions that vary the amount of cash or shares to which an employee is entitled. Vesting conditions include service conditions (requiring the employee to complete a specified period of service) and performance conditions (requiring the employee to complete a specified period of service and specified performance targets to be met). Other conditions to which an award is subject are non-vesting conditions (such as a requirement to save throughout the vesting period).

The cost of employee services received in exchange for an award of shares or share options is measured by reference to the fair value of the shares or share options on the date the award is and takes into account non-vesting conditions and market performance conditions (conditions related to the market price of RBSG shares): an award is treated as vesting irrespective of whether any market performance condition or non-vesting condition is met. The fair value of options is estimated using valuation techniques which incorporate exercise price, term, risk-free interest rates, the current share price and its expected volatility. The cost is expensed on a straight-line basis over the vesting period (the period during which all the specified vesting conditions must be satisfied) with a corresponding increase in equity in an equity-settled award, or a corresponding liability in a cash-settled award. The cost is adjusted for vesting conditions (other than market performance conditions) so as to reflect the number of shares or share options that actually vest.

If an award is modified, the original cost continues to be recognised as if there had been no modification. Where modification increases the fair value of the award, this increase is recognised as an expense over the modified vesting period. A new award of shares or share options is treated as the modification of a cancelled award if, on the date the new award is, the Group identifies them as replacing the cancelled award. The cancellation of an award through failure to meet non-vesting conditions triggers an immediate expense for any unrecognised element of the cost of an award.

Cash and cash equivalents

24. Cash and cash equivalents

In the cash flow statement, cash and cash equivalents comprises cash and deposits with banks with an original maturity of less than three months together with short-term highly liquid investments that are readily convertible to known amounts of cash and subject to insignificant risk of change in value.

Critical accounting policies and key sources of estimation uncertainty

The reported results of the Group are sensitive to the accounting policies, assumptions and estimates that underlie the preparation of its financial statements. UK company law and IFRS require the directors, in preparing the Group's financial statements, to select suitable accounting policies, apply them consistently and make judgements and estimates that are reasonable and prudent. In the absence of an applicable standard or interpretation, IAS 8 ‘Accounting Policies, Changes in Accounting Estimates and Errors’, requires management to develop and apply an accounting policy that results in relevant and reliable information in the light of the requirements and guidance in IFRS dealing with similar and related issues and the IASB's ’Conceptual Framework for Financial Reporting’. The judgements and assumptions involved in the Group's accounting policies that are considered by the Board to be the most important to the portrayal of its financial condition are discussed below. The use of estimates, assumptions or models that differ from those adopted by the Group would affect its reported results

Critical accounting policy	Note
Deferred tax	204
Fair value: financial instruments	209
Loan impairment provisions	221
Goodwill	223
Provisions for liabilities and charges	226

Accounting developments

Accounting Developments

International Financial Reporting Standards

A number of IFRS’s and amendments to IFRS were in issue at 31 December  2018 that would affect the Group from 1 January 2019 or later

Effective 1 January 2019

IFRS 16 ‘Leases’ was issued in January 2016 to replace IAS 17 ‘Leases’. The Group will apply the standard with effect from 1 January 2019. Lessees will capitalise operating leases through the recognition of assets representing the contractual rights of use. The present value of contractual payments will be recognised as lease liabilities.

The Group has new models and processes to implement IFRS 16. The most significant impact from initially applying IFRS 16 will be to recognise rights of use assets in respect of branches and office properties leased by the Group under contracts classified as operating leases under IAS 17. The present value of other contracts is immaterial. The Group will apply IFRS 16 on a modified retrospective basis without restating prior years and electing for the following exemptions on transition at 1 January 2019. The Group will

•	apply IFRS 16 to contracts previously identified as leases by IAS 17
•	use the incremental borrowing rate as the discount rate
•	not apply IFRS 16 to operating leases with a remaining lease term of less than 12 months or low value leases (non property leases)
•

rely on the assessment of whether the lease contract is onerous under IAS 37 at 31 December 2018 as an alternative to performing an impairment review of the right of use assets created on 1 January 2019 Where this is the case the carrying amount of the assets will be adjusted by the onerous lease provision.

•	exclude initial direct costs from the measurement of the right of use asset

The opening balance sheet at 1 January 2019 will be adjusted to create a right of use asset of approximately £1.3 billion. A lease liability will also be recognised of £1.9 billion. Retained earnings will decrease by £0.2 billion after tax. This will have an estimated impact of 21 basis points on the CET 1 ratio. Application of IFRS 16 by the Group is not expected to have a significant impact on lessor accounting or for finance lease accounting by lessees.

Effective after 2019

IFRS 17 ‘Insurance contracts’ was issued in May 2017 to replace IFRS 4 and to establish a comprehensive standard for inceptors of insurance policies. The effective date is 1 January 2021, subject to IASB’s approval of a deferral until 1 January 2022.

In February 2018 the IASB amended IAS 19 'Employee Benefits' to clarify the need to update assumptions whenever there is a plan amendment, curtailment or settlement. The Group is assessing the effect of adopting these standards on its financial statements.